Capital Stock and Stock-Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended
	Mar. 31, 2016	Apr. 30, 2015	Mar. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Class of Stock [Line Items]
Preferred stock, shares authorized (shares)				100,000,000		100,000,000		100,000,000
Preferred stock, par value (usd per share)				$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized (shares)				300,000,000		300,000,000		300,000,000
Preferred stock, shares issued (shares)				0		0		0
Preferred Stock, shares outstanding (shares)				0		0		0
Stock based compensation expense				$ 200,000	$ 300,000	$ 1,300,000	$ 1,300,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted stock units vested (shares)						400,000	400,000
Market value of restricted stock units						$ 1,500,000	$ 2,300,000
2007 Long-Term Incentive Plan [Member] | Equity Option [Member]
Class of Stock [Line Items]
Weighted-average grant date fair value of stock options granted (usd per share)						$ 0.87
Expected volatility rate						51.30%
Expected life (in years)						5 years
Dividend yield						7.80%
Risk-free interest rate						1.21%
2007 Long-Term Incentive Plan [Member] | Non Management Directors [Member]
Class of Stock [Line Items]
Stock issued during period for share based compensation, shares, new issues (shares)	9,358	12,987	38,961
Stock issued during period for share based compensation, value, new issues	$ 35,000	$ 100,000	$ 200,000
Stock options granted during period (shares)	300,000
Exercise price of stock options granted (usd per share)	$ 3.74
2007 Long-Term Incentive Plan [Member] | Non Management Directors [Member] | Equity Option [Member]
Class of Stock [Line Items]
Term of stock options (in years)	10 years
2007 Long-Term Incentive Plan [Member] | Officer [Member]
Class of Stock [Line Items]
Stock options granted during period (shares)	200,000
Exercise price of stock options granted (usd per share)	$ 3.74
2007 Long-Term Incentive Plan [Member] | Officer [Member] | Equity Option [Member]
Class of Stock [Line Items]
Term of stock options (in years)	10 years
Vesting period (in years)	3 years
2007 Long-Term Incentive Plan [Member] | Officers and Certain Subsidiaries Employees [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Vesting period (in years)	3 years
Common stock, granted (shares)	300,000
Common stock aggregate values, granted	$ 1,000,000
Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized (shares)				200,000,000		200,000,000		200,000,000
Common stock, par value (usd per share)				$ 0.01		$ 0.01		$ 0.01
Voting rights per share (vote per share)						one vote per share
Common stock, votes per share owned (vote per share)						$ 1
Common stock, shares issued (shares)				133,100,000		133,100,000		132,800,000
Common stock, shares outstanding (shares)				133,100,000		133,100,000		132,800,000
Class A [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues (shares)						200,000	200,000
Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized (shares)				100,000,000		100,000,000		100,000,000
Common stock, par value (usd per share)				$ 0.01		$ 0.01		$ 0.01
Voting rights per share (vote per share)						five votes per share
Common stock, votes per share owned (vote per share)						$ 5
Maximum percentage of voting power						49.00%
Common stock, shares issued (shares)				23,200,000		23,200,000		23,200,000
Common stock, shares outstanding (shares)				23,200,000		23,200,000		23,200,000